Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance at beginning of period	$ 65,194	$ 43,116
Revenues	730,506	548,372
Other current assets
Disclosure of revenue from contracts with customers [line items]
Discounts current contract asset	8,845	4,139
Other non-current assets
Disclosure of revenue from contracts with customers [line items]
Discounts non-current contract asset	10,691	5,591
Merchant cash advances
Disclosure of revenue from contracts with customers [line items]
Revenues	8,196	2,667
Sales and marketing
Disclosure of revenue from contracts with customers [line items]
Amortisation, assets recognised from costs incurred to obtain or fulfill contracts	12,254	8,138
Revenues | Subscription And Transaction Revenue
Disclosure of revenue from contracts with customers [line items]
Amortisation, assets recognised from costs incurred to obtain or fulfill contracts	$ 4,124	$ 3,679